IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Assumptions (Details)	3 Months Ended
	Dec. 31, 2022 $ / lb $ / ounce	Dec. 31, 2021 $ / ounce $ / lb
Copper | Short-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / lb	3.50	4.00
Copper | Long-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / lb	3.25	3.00
Copper | Average
Disclosure of impairment assumptions
WACC		12.00%
Gold | Short-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / ounce	1,700	1,700
Gold | Long-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / ounce	1,550	1,500
Gold | Minimum
Disclosure of impairment assumptions
WACC	4.00%	3.00%
Gold | Maximum
Disclosure of impairment assumptions
WACC	13.00%	8.00%
Gold | Average
Disclosure of impairment assumptions
WACC	6.00%	4.00%
NAV multiple	1.2	1.2
LOM year	20 years	19 years